Document and Entity Information	Dec. 18, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 18, 2025
Entity Registrant Name	WEREWOLF THERAPEUTICS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-40366
Entity Tax Identification Number	82-3523180
Entity Address Address Line 1	200 Talcott Ave
Entity Address Address Line 2	2nd Floor
Entity Address City Or Town	Watertown
Entity Address State Or Province	MA
Entity Address Postal Zip Code	02472
City Area Code	617
Local Phone Number	952-0555
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	HOWL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001785530
Amendment Flag	false